UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3578

Aquila Three Peaks High Income Fund
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2009

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2010
(unaudited)

Principal
Amount	Security Description	Value	(a)

	Corporate Bonds (90.3%)

	Advertising Agencies (1.5%)
	Interpublic Group of Companies, Inc.
$4,250,000	6.250%, 11/15/14	$4,276,563

	Apparel Manufacturers (2.6%)
	Levi Strauss & Co.
3,150,000	9.750%, 01/15/15	3,299,625

	Phillips -Van Heusen Corp.
2,100,000	8.125%, 05/01/13	2,134,125

	Warnaco, Inc.
1,890,000	8.875%, 06/15/13	1,937,250

		7,371,000

	Beverage - Wine/Spirits (1.0%)
	Constellation Brands, Inc.
2,750,000	8.375%, 12/15/14	2,973,438

	Broadcast Service/Programming (2.3%)
	Liberty Media Corp.
6,500,000	5.700%, 05/15/13	6,500,000

	Cable/Satellite TV (4.1%)
	EchoStar DBS Corp.
11,500,000	6.625%, 10/01/14	11,586,250

	Casino Hotels (1.4%)
	Ameristar Casinos, Inc.
2,585,000	9.250%, 06/01/14 144A	2,707,788

	Wynn Las Vegas Corp.
1,250,000	6.625%, 12/01/14	1,258,125

		3,965,913

	Cellular Telecommunications (0.7%)
	iPCS, Inc.
2,250,000	2.374%, 05/01/13 (Floating Rate Note)	2,081,250

	Chemicals - Specialty (0.5%)
	Nalco Co.
1,500,000	8.875%, 11/15/13	1,545,000

	Coal (1.0%)
	Arch Western Finance, LLC
2,750,000	6.750%, 07/01/13	2,760,313

	Commercial Services (3.4%)
	Iron Mountain, Inc.
9,500,000	7.750%, 01/15/15	9,583,125

	Computer Services (1.5%)
	SunGard Data Systems, Inc.
4,250,000	9.125%, 08/15/13	4,356,250

	Consumer Products - Miscellaneous (0.5%)
	Jarden Corp.
1,300,000	8.000%, 05/01/16	1,361,750

	Containers - Metal/Glass (3.3%)
	Crown Americas Capital Corp.
4,250,000	7.750%, 11/15/15	4,420,000

	Owens-Brockway Glass Container, Inc.
5,000,000	8.250%, 05/15/13	5,062,500

		9,482,500

	Containers - Paper/Plastic (3.9%)
	Graham Packaging Co.
6,250,000	9.875%, 10/15/14	6,484,375

	Graphic Packaging International, Inc.
4,500,000	9.500%, 08/15/13	4,612,500

		11,096,875

	Diagnostic Kits (1.2%)
	Inverness Medical Innovations, Inc.
3,250,000	9.000%, 05/15/16	3,315,000

	Dialysis Centers (2.3%)
	DaVita, Inc.
6,500,000	6.625%, 03/15/13	6,540,625

	Diverse Operations/Commercial Services (1.5%)
	Aramark Corp.
4,250,000	8.500%, 02/01/15	4,345,625

	Diversified Operations (1.5%)
	Kansas City Southern Railway Co.
4,000,000	8.000%, 06/01/15	4,155,000

	E-Commerce/Services (0.5%)
	Netflix, Inc.
1,250,000	8.500%, 11/15/17	1,312,500

	Electronic Components - Semiconductor (1.7%)
	Amkor Technology, Inc.
4,500,000	9.250%, 06/01/16	4,747,500

	Energy Exploration & Production (0.8%)
	Encore Acquisition Co.
2,250,000	9.500%, 05/01/16	2,432,813

	Food - Miscellaneous/Diversified (1.4%)
	Chiquita Brands International, Inc.
3,500,000	7.500%, 11/01/14	3,613,750
400,000	8.875%, 12/01/15	415,000

		4,028,750

	Food - Retail (1.0%)
	Ingles Markets, Inc.
1,500,000	8.875%, 05/15/17	1,567,500

	Stater Brothers Holdings, Inc.
1,350,000	8.125%, 06/15/12	1,356,750

		2,924,250

	Funeral Service & Related Items (3.0%)
	Service Corp. International
8,500,000	7.375%, 10/01/14	8,712,500

	Hotels & Motels (3.2%)
	Gaylord Entertainment Co.
4,250,000	6.750%, 11/15/14	4,069,375

	ITT Corp.
3,500,000	7.375%, 11/15/15	3,648,750

	Wyndham Worldwide Corp.
1,500,000	6.000%, 12/01/16	1,485,966

		9,204,091

	Medical - Hospitals (7.2%)
	Community Health Systems, Inc.
6,500,000	8.875%, 07/15/15	6,727,500

	HCA, Inc.
13,750,000	6.750%, 07/15/13	13,750,000

		20,477,500

	Medical Products (0.5%)
	Hanger Orthopedic Group, Inc.
1,250,000	10.250%, 06/01/14	1,325,000

	Oil Company - Exploration & Production (7.8%)
	Berry Petroleum Co.
2,025,000	10.250%, 06/01/14	2,232,563

	Bill Barrett Corp.
3,500,000	9.875%, 07/15/16	3,771,250

	Denbury Resources, Inc.
4,000,000	9.750%, 03/01/16	4,400,000

	McMoRan Exploration Co.
3,250,000	11.875%, 11/15/14	3,493,750

	Penn Virginia Corp.
1,250,000	10.375%, 06/15/16	1,356,250

	Petrohawk Energy Corp.
6,750,000	9.125%, 07/15/13	7,045,313

		22,299,126

	Paper & Related Products (1.5%)
	Georgia Pacific Corp.
4,000,000	7.700%, 06/15/15	4,240,000

	Physical Therapy/Rehab Centers (0.3%)
	Psychiatric Solutions, Inc.
750,000	7.750%, 07/15/15	764,063

	Pipelines (2.2%)
	El Paso Corp.
3,750,000	8.250%, 02/15/16	4,003,125

	MarkWest Energy Partners, L.P.
2,250,000	6.875%, 11/01/14	2,205,000

		6,208,125

	Printing/Communication (0.5%)
	Valassis Communications, Inc.
1,500,000	8.250%, 03/01/15	1,541,250

	Private Corrections (0.7%)
	Corrections Corporation of America
2,000,000	6.250%, 03/15/13	2,027,500

	Rental - Auto/Equipment (1.0%)
	United Rentals, Inc.
3,000,000	7.750%, 11/15/13	2,880,000

	Resorts/Theme Parks (1.2%)
	Vail Resorts, Inc.
3,500,000	6.750%, 02/15/14	3,513,125

	Retail - Apparel/Shoe (1.5%)
	Hanesbrand, Inc.
4,250,000	8.000%, 12/15/16	4,398,750

	Satellite Telecommunications (0.5%)
	GeoEye, Inc.
1,350,000	9.625%, 10/01/15 144A	1,380,375

	Special Purpose Entity (0.9%)
	Universal City Development Partners, Ltd.
2,500,000	8.875%, 11/15/15 144A	2,518,750

	Telephone - Integrated (15.0%)
	Cincinnati Bell, Inc.
7,000,000	8.375%, 01/15/14	7,201,250
2,000,000	7.000%, 02/15/15	1,945,000

	Citizens Communications Co.
6,750,000	6.625%, 03/15/15	6,631,875

	Qwest Communications International, Inc.
12,000,000	7.500%, 02/15/14	12,210,000

	Sprint Nextel Corp.
9,500,000	6.000%, 12/01/16	8,573,750

	Windstream Corp.
6,000,000	8.125%, 08/01/13	6,285,000

		42,846,875

	Theaters (2.2%)
	AMC Entertainment, Inc.
6,250,000	8.000%, 03/01/14	6,289,063

	Tobacco (0.4%)
	Alliance One International, Inc.
1,000,000	10.000%, 07/15/16 144A	1,045,000

	Wireless Equipment (1.1%)
	Crown Castle International Corp.
3,000,000	9.000%, 01/15/15		3,247,500

	Total Corporate Bonds		257,660,883

	Bank Loan (0.5%)

	Entertainment (0.5%)
	Zuffa, LLC
1,396,500	7.500%, 06/18/15 (Floating Rate Term Loan)		1,403,483

	Total Investments (cost $249,284,434- note b)	90.8%	259,064,366
	Other assets less liabilities	9.2	26,400,334
	Net Assets	100.0%	$285,464,700

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

Percent of
Portfolio Distribution	Investments
Advertising Agencies	1.7%
Apparel Manufacturers	2.8
Beverage - Wine/Spirits	1.1
Broadcast Service/Programming	2.5
Cable/Satellite TV	4.5
Casino Hotels	1.5
Cellular Telecommunications	0.8
Chemicals - Specialty	0.6
Coal	1.1
Commercial Services	3.7
Computer Services	1.7
Consumer Products - Miscellaneous	0.5
Containers - Metal/Glass	3.7
Containers - Paper/Plastic	4.3
Diagnostic Kits	1.3
Dialysis Centers	2.5
Diverse Operations/Commercial Services	1.7
Diversified Operations	1.6
E-Commerce/Services	0.5
Electronic Components - Semiconductor	1.8
Energy Exploration & Production	0.9
Entertainment	0.5
Food - Miscellaneous/Diversified	1.6
Food - Retail	1.1
Funeral Service & Related Items	3.4
Gambling- Non-Hotel	-
Hotels & Motels	3.6
Medical - Hospitals	7.9
Medical Products	0.5
Oil Company - Exploration & Production	8.6
Paper & Related Products	1.6
Physical Therapy/Rehab Centers	0.3
Pipelines	2.4
Printing/Communication	0.6
Private Corrections	0.8
Rental - Auto/Equipment	1.1
Resorts/Theme Parks	1.4
Retail - Apparel/Shoe	1.7
Satellite Telecommunications	0.5
Special Purpose Entity	1.0
Telephone - Integrated	16.5
Theaters	2.4
Tobacco	0.4
Wireless Equipment	1.3
100.0%

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
AQUILA THREE PEAKS HIGH INCOME FUND
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $249,284,434 amounted to $9,779,932, which consisted of aggregate gross unrealized appreciation of $9,929,000 and aggregate gross unrealized depreciation of $149,068.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments (details of which can be found in the schedule of investments), used to value the Fund’s net assets as of March 31, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs:
Corporate Obligations	$257,660,883
Bank Loan	$1,403,483
Level 3 – Significant Unobservable Inputs	$-
Total	$259,064,366

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA THREE PEAKS HIGH INCOME FUND

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President, Trustee and Chair
May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President, Trustee and Chair
May 24, 2010

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 24, 2010